Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

12. Earnings Per Share

In accordance with the provisions of current authoritative guidance, basic earnings or loss per share shown on the Consolidated Statements of Operations is computed on the basis of the weighted average number of common shares outstanding during the periods. Diluted earnings or loss per share is computed based upon the weighted average number of common shares outstanding plus the assumed issuance of common shares for all potentially dilutive securities. The Company includes the number of stock options in the calculation of diluted weighted average shares outstanding when the grant date or exercise prices are less than the average market prices of the Company’s Class A voting common stock for the period. When a loss from operations exists, all potentially dilutive common shares outstanding are anti-dilutive and therefore excluded from the calculation of diluted weighted average shares outstanding. There is no dilutive effect for the three and nine months ended September 30, 2016 as the Company reported a loss from operations for those periods. The Company had net income from operations at the three months ended September 30, 2015, however, as the options were considered to be out of the money, the potentially dilutive common shares outstanding are treated as anti-dilutive and therefore, excluded from the calculation of diluted weighted average shares outstanding.

The following table presents unaudited earnings per share of Lonestar Resources US Inc., assuming that the 1 for 2 reverse stock split upon Reorganization had occurred at the beginning of the three and nine month periods ended September 30, 2016 and 2015:

Unaudited Earnings Per Share (After Reorganization)

	Three months ended September 30,		Nine months ended September 30,
	2016	2015	2016	2015
Net income (loss) per common share:
Basic	$(1.44)	$0.88	$(4.64)	$(0.33)
Diluted	(1.44)	0.88	(4.64)	(0.33)
Weighted average common shares outstanding:
Basic	7,842,586	7,522,025	7,629,896	7,522,025
Diluted	7,842,586	7,522,025	7,629,896	7,522,025

15. Earnings Per Share

In accordance with the provisions of current authoritative guidance, basic earnings or loss per share shown on the Consolidated Statements of Operations is computed on the basis of the weighted average number of common shares outstanding during the periods. Diluted earnings or loss per share is computed based upon the weighted average number of common shares outstanding plus the assumed issuance of common shares for all potentially dilutive securities.

Lonestar Resources Limited had outstanding ordinary common shares (prior to the reorganization) of 15,044,051 at December 31, 2015 and 14,661,004 at December 31, 2014. Each share entitles the holder to participate in dividends and the proceeds of winding up of the Company in proportion to the number of, and amounts paid on, the shares held. Each share is also entitled to one vote at a stockholder meeting either in person or by proxy.

In connection with a planned reorganization, a new corporate entity was formed, Lonestar Resources US Inc., which immediately prior to the reorganization will acquire the Parent via an Australian Scheme of Arrangement. As a result, certain accounting policies have been adopted in these financial statements as if the Company were a public company. The following table presents unaudited pro forma earnings per share of Lonestar Resources US Inc., assuming that the 1 for 2 reverse stock split upon reorganization had occurred at the beginning of years ended December 31, 2015 and 2014:

UNAUDITED PRO FORMA EARNINGS PER SHARE (AFTER REORGANIZATION)

	2015	2014
Net income (loss) per common share:
Basic	$(3.63)	$4.97
Diluted	(3.63)	4.84

Weighted average common shares outstanding:
Basic	7,522,025	7,330,602
Diluted	7,522,025	7,534,805